Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Unrealized Losses and Fair Value of Available-for-Sale Securities
The following table summarizes the unrealized losses and fair value of the Company’s marketable securities as of December 31, 2017 (in thousands):

	December 31, 2017
	Amortized Cost	Unrealized Losses	Fair Value
Marketable securities:
Available-for-sale:
Commercial paper	$40,610	$—	$40,610
Corporate debt securities	59,031	(83)	58,948
U.S. government securities	23,855	(29)	23,826
Total marketable securities	$123,496	$(112)	$123,384

Investments Classified by Contractual Maturity Date
The following table summarizes the amortized cost and fair value of the Company’s available-for-sale securities as of December 31, 2017, by the contractual maturity date (in thousands):

	December 31, 2017
	Amortized Cost	Fair Value
Due within one year	$83,419	$83,374
Due between one and five years	40,077	40,010
Total	$123,496	$123,384

Schedule of Unrealized Loss on Marketable Securities
For individual marketable securities that have been in a continuous unrealized loss position, the fair value and gross unrealized loss for these securities aggregated by investment category and length of time in an unrealized position are presented in the following tables (in thousands):

	December 31, 2017
	Less Than 12 Months		Greater Than 12 Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Corporate debt securities	$58,581	$(83)	$—	$—	$58,581	$(83)
U.S. government securities	23,771	(29)	—	—	23,771	(29)
Total	$82,352	$(112)	$—	$—	$82,352	$(112)